Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation: These statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).	Basis of Presentation: These statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Principles of Consolidation

Principles of Consolidation:

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

Principles of Consolidation:

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

The Use of Estimates in the Preparation of Consolidated Financial Statements

The Use of Estimates in the Preparation of Consolidated Financial Statements:

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures about contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the period reported. Actual results could differ from those estimates. Changes in estimates are recorded in the accounting period in which the change is determined. The critical accounting estimates and assumptions in the accompanying consolidated financial statements include the provision for loss and loss adjustment expense reserves (as well as the associated reinsurance recoverable on those reserves), the valuation of fixed income and equity securities, the valuation of net deferred income taxes, the valuation of various securities that we have issued in conjunction with the termination of the management services agreement with 1347 Advisors, LLC, and the valuation of deferred policy acquisition costs.

The Use of Estimates in the Preparation of Consolidated Financial Statements:

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures about contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the period reported. Actual results could differ from those estimates. Changes in estimates are recorded in the accounting period in which the change is determined. The critical accounting estimates and assumptions in the accompanying consolidated financial statements include the provision for loss and loss adjustment expense reserves, valuation of fixed income securities, valuation of net deferred income taxes, the valuation of various securities we have issued in conjunction with the termination of the management services agreement with 1347 Advisors, LLC, the valuation of deferred policy acquisition costs, and stock-based compensation expense.

Investments

Investments:

Investments in fixed income and equity securities are classified as available-for-sale and reported at estimated fair value. Unrealized gains and losses are included in accumulated other comprehensive income (loss), net of tax, until sold or an other-than-temporary impairment is recognized, at which point the cumulative unrealized gains or losses are transferred to the consolidated statement of operations.

Other investments include investments in limited liability companies in which the Company’s interests are deemed minor and, therefore, are accounted for under the cost method of accounting, which approximates their fair value. Also included in other investments is a fixed rate certificate of deposit with an original maturity of 15 months.

Short-term investments, which consist of investments with maturities between three months and one year, are reported at cost, which approximates fair value due to their short-term nature.

Realized gains and losses on sales of investments are determined on a first-in, first-out basis, and are included in net investment income.

Interest income is included in net investment income and is recorded as it accrues.

The Company accounts for its investments using trade date accounting.

The Company conducts a quarterly review to identify and evaluate investments that show objective indications of possible impairment. Impairment is charged to the statement of operations if the fair value of the instrument falls below its amortized cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost, the financial condition and near-term prospects of the issuer, and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

Investments:

Investments in fixed income and equity securities are classified as available-for-sale and reported at estimated fair value. Unrealized gains and losses are included in accumulated other comprehensive loss, net of tax, until sold or an other-than-temporary impairment is recognized, at which point the cumulative unrealized gains or losses are transferred to the consolidated statement of operations.

Limited liability investments include investments in limited liability companies in which the Company’s interests are deemed minor and therefor, are accounted for under the cost method of accounting which approximates their fair value.

Short-term investments, which consist of investments with original maturities between three months and one year, are reported at cost, which approximates fair value due to their short-term nature.

Realized gains and losses on sales of investments are determined on a first-in, first-out basis, and are included in net investment income.

Interest income is included in net investment income and is recorded as it accrues.

The Company accounts for its investments using trade date accounting.

The Company conducts a quarterly review to identify and evaluate investments that show objective indications of possible impairment. Impairment is charged to the statement of operations if the fair value of the instrument falls below its amortized cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost, the financial condition and near-term prospects of the issuer, and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

Cash and Cash Equivalents	Cash and Cash Equivalents: Cash and cash equivalents include cash and highly liquid investments with original maturities of 90 days or less.	Cash and Cash Equivalents: Cash and cash equivalents include cash and highly liquid investments with original maturities of 90 days or less.
Premiums Receivable

Premiums Receivable:

Premiums receivable include premium balances due and uncollected as well as installment premiums not yet due from our independent agencies and insureds. Premiums receivable are reported net of an estimated allowance for credit losses.

Premiums Receivable:

Premiums receivable include premium balances due and uncollected and installment premiums not yet due from agents and insureds. Premiums receivable are reported net of an estimated allowance for credit losses.

Reinsurance

Reinsurance:

Reinsurance premiums, losses, and loss adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and losses ceded to other companies have been reported as a reduction of premium revenue and incurred net losses and loss adjustment expenses. A reinsurance recoverable is recorded for that portion of paid and unpaid losses and loss adjustment expenses that are ceded to other companies.

Reinsurance:

Reinsurance premiums, losses, and loss adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and losses ceded to other companies have been reported as a reduction of premium revenue and incurred net losses and loss adjustment expenses. A reinsurance recoverable is recorded for that portion of paid and unpaid losses and loss adjustment expenses that are ceded to other companies.

Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs:

The Company defers commissions, premium taxes, assessments and other underwriting and agency expenses that are directly related to successful efforts to acquire new or existing insurance policies to the extent they are considered recoverable. Costs deferred on insurance products are amortized over the period in which premiums are earned. Costs associated with unsuccessful efforts or costs that cannot be tied directly to a successful policy acquisition are expensed as incurred, as opposed to being deferred and amortized as the corresponding premium is earned. The method followed in determining the deferred policy acquisition costs limits the deferral to its realizable value by giving consideration to estimated future loss and loss adjustment expenses to be incurred as revenues are earned. Anticipated investment income is included in determining the realizable value of the deferred policy acquisition costs. Changes in estimates, if any, are recorded in the accounting period in which they are determined.

Deferred Policy Acquisition Costs:

The Company defers commissions, premium taxes and other underwriting and agency expenses that are directly related to successful efforts to acquire new or existing insurance policies to the extent they are considered recoverable. Costs deferred on insurance products are amortized over the period in which premiums are earned. Costs associated with unsuccessful efforts or costs that cannot be tied directly to a successful policy acquisition are expensed as incurred, as opposed to being deferred and amortized as the premium is earned. The method followed in determining the deferred policy acquisition costs limits the deferral to its realizable value by giving consideration to estimated future loss and loss adjustment expenses to be incurred as revenues are earned. Changes in estimates, if any, are recorded in the accounting period in which they are determined. Anticipated investment income is included in determining the realizable value of the deferred policy acquisition costs.

Income Taxes

Income Taxes:

The Company follows the asset and liability method of accounting for income taxes, whereby deferred income tax assets and liabilities are recognized for (i) the differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and (ii) loss and tax credit carry-forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment. Future tax benefits are recognized to the extent that realization of such benefits is more likely than not and a valuation allowance is established for any portion of a deferred tax asset that management believes will not be realized. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense (benefit).

Income Taxes:

For taxable periods ending on or prior to March 31, 2014, the Company was included in the U.S. consolidated federal income tax return of Kingsway America II Inc. and its eligible U.S. subsidiaries (“KAI Tax Group”). The method of allocating federal income taxes among the companies in the KAI Tax Group is subject to written agreement, approved by each company’s Board of Directors. The allocation is made primarily on a separate return basis, with current credit for any net operating losses or other items utilized in the consolidated federal income tax return. For taxable periods beginning after March 31, 2014, the Company has filed its own U.S. consolidated federal income tax return.

The Company follows the asset and liability method of accounting for income taxes, whereby deferred income tax assets and liabilities are recognized for (i) the differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and (ii) loss and tax credit carry-forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment. Future tax benefits are recognized to the extent that realization of such benefits is more likely than not and a valuation allowance is established for any portion of a deferred tax asset that management believes will not be realized. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense (benefit).

Property and Equipment

Property and Equipment:

Property and equipment is reported at historical cost less accumulated depreciation. Depreciation of property and equipment is recorded on a straight-line basis over estimated useful life which range from seven years for furniture, five years for vehicles, three years for computer equipment, and the shorter of estimated useful life or the term of the lease for leasehold improvements. Property and equipment is estimated to have no salvage value at its useful life-end.

Rent expense for the Company’s office leases is recognized on a straight-line basis over the term of the lease. Rent expense was $255 and $258 for the nine months ended September 30, 2017 and 2016, respectively.

Property and Equipment:

Property and equipment is reported at historical cost less accumulated depreciation. Depreciation of property and equipment is recorded on a straight-line basis over estimated useful lives which range from seven years for furniture, five years for vehicles, three years for computer equipment, and the shorter of estimated useful life or the term of the lease for leasehold improvements. Property and equipment is estimated to have no salvage value at its useful life-end.

Rent expense for the Company’s office leases is recognized on a straight line basis over the term of the lease. Rent expense was $343 and $214 for the years ended December 31, 2016 and 2015, respectively.

Loss and Loss Adjustment Expense Reserves

Loss and Loss Adjustment Expense Reserves:

Loss and loss adjustment expense reserves represent the estimated liabilities for reported loss events, incurred but not yet reported loss events and the related estimated loss adjustment expenses. The Company performs a continuing review of its loss and loss adjustment expense reserves, including its reserving techniques as well as the impact of reinsurance on our loss reserves. The loss and loss adjustment expense reserves are also reviewed, at minimum, on an annual basis by qualified third party actuaries. Since the loss and loss adjustment expense reserves are based on estimates, the ultimate liability may be more or less than such reserves. The effects of changes in such estimated reserves are included in the results of income in the period in which the estimates are changed. Such changes in estimates could occur in a future period and may be material to the Company’s results of operations and financial position in such period.

Loss and Loss Adjustment Expense Reserves:

Loss and loss adjustment expense reserves represent the estimated liabilities for reported loss events, incurred but not yet reported loss events and the related estimated loss adjustment expenses. The Company performs a continuing review of its loss and loss adjustment expense reserves, including its reserving techniques and its reinsurance. The loss and loss adjustment expense reserves are also reviewed at minimum, on an annual basis by qualified third party actuaries. Since the loss and loss adjustment expense reserves are based on estimates, the ultimate liability may be more or less than such reserves. The effects of changes in such estimated reserves are included in the results of income in the period in which the estimates are changed. Such changes in estimates could occur in a future period and may be material to the Company’s results of operations and financial position in such period.

Concentration of Credit Risk

Concentration of Credit Risk:

Financial instruments which potentially expose the Company to concentrations of credit risk include investments, cash, premiums receivable, and amounts due from reinsurers on losses incurred. The Company maintains its cash with two major U.S. domestic banking institutions and two regional banks headquartered in the Southeastern United States. Such amounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250 per institution. At September 30, 2017, the Company held funds on deposit at these institutions in excess of these FDIC insured amounts. The terms of these deposits are on demand to mitigate some of the associated risk. The Company has not incurred losses related to these deposits.

The Company has not experienced significant losses related to premiums receivable from its policyholders and management believes that amounts provided as an allowance for credit losses is adequate.

The Company has not experienced any losses on amounts due from reinsurers. In order to limit the credit risk associated with amounts potentially due from reinsurers, the Company uses several different reinsurers, all of which have an A.M. Best Rating of A- (Excellent) or better. Absent such rating, the Company has required its reinsurers to place collateral on deposit with an independent institution under a trust agreement for the Company’s benefit.

The Company also has risk associated with the lack of geographic diversification due to the fact that through September 30, 2017, Maison exclusively underwrote policies in Louisiana and Texas. The Company insures personal property located in 63 of the 64 parishes in the State of Louisiana. As of September 30, 2017, these policies are concentrated within these parishes, presented as a percentage of our total policies in force in all states, as follows: Jefferson Parish 12.6%, Saint Tammany Parish 12.5%, East Baton Rouge Parish 7.2%, and Livingston Parish 5.1%. No other parish individually has over 5.0% of the policies in force as of September 30, 2017. On a direct basis, Maison writes in 150 of the 254 counties that comprise the State of Texas; however, no single county represents over 5.0% of the Company’s total policies in force as of September 30, 2017.

Concentration of Credit Risk:

Financial instruments which potentially expose the Company to concentrations of credit risk include investments, cash, premiums receivable, and amounts due from reinsurers on losses incurred. The Company maintains its cash with two major U.S. domestic banking institutions and three regional banks headquartered in the Southeastern U.S. Such amounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250 per institution. At December 31, 2016 the Company held funds in excess of these FDIC insured amounts. The terms of these deposits are on demand to mitigate some of the associated risk. The Company has not incurred losses related to these deposits.

The Company has not experienced significant losses related to premiums receivable from its policyholders and management believes that amounts provided as an allowance for credit losses is adequate.

The Company has not experienced any losses on amounts due from reinsurers. In order to limit the credit risk associated with amounts potentially due from reinsurers, the Company uses several different reinsurers, all of which have an A.M. Best Rating of A- (Excellent) or better. Absent such rating, the Company has required its reinsurers to place collateral on deposit with an independent institution under a trust agreement for the Company’s benefit.

The Company also has risk associated with the lack of geographic diversification due to the fact that Maison primarily underwrites policies in Louisiana and Texas. The Company insures personal property located in 62 of the 64 parishes in the State of Louisiana. As of December 31, 2016, these policies are concentrated within these parishes as follows: Saint Tammany Parish 15.2%, Jefferson Parish 14.2%, East Baton Rouge Parish 7.7%, Orleans Parish 5.6%, Livingston Parish 5.6%, Tangipahoa Parish 5.3%, and Terrebonne Parish 5.2%. No other parish individually has over 5.0% of the total direct policies in force as of December 31, 2016. The remaining 56 parishes combine to equal 33% of our total policies in force as of December 31, 2016. On a direct basis, Maison writes in 105 of the 254 counties that comprise the State of Texas, however no single county represents over 5.0% of our total direct policies in force as of December 31, 2016.

Revenue Recognition

Revenue Recognition:

Premium revenue is recognized on a pro rata basis over the term of the respective policy contract. Unearned premium reserves represent the portion of premium written that is applicable to the unexpired term of policies in force.

Service charges on installment premiums are recognized as income upon receipt of related installment payments and are reflected in other income.

Revenue from other policy fees is deferred and recognized over the terms of the respective policy period, with revenue reflected in other income.

Any customer payment received is applied first to any service charge or policy fee due, with the remaining amount applied toward any premium due.

Ceded premiums are charged to income over the applicable term of the various reinsurance contracts with third party reinsurers. Ceded unearned premiums represent the unexpired portion of premiums ceded to reinsurers and are reported as an asset on the Company’s consolidated balance sheets.

Premiums collected in advance occur when the policyholder premium is paid in advance of the effective commencement period of the policy and are recorded as a liability on the Company’s consolidated balance sheets.

Revenue Recognition:

Premium revenue is recognized on a pro rata basis over the term of the respective policy contract. Unearned premium reserves represent the portion of premium written that is applicable to the unexpired term of policies in force.

Service charges on installment premiums are recognized as income upon receipt of related installment payments and are reflected in other income.

Revenue from policy fees is deferred and recognized over the term of the respective policy period, with revenue reflected in other income.

Any customer payment received is applied first to any service charge or policy fee due, with the remaining amount applied toward any premium due.

Ceded premiums are charged to income over the applicable term of the various reinsurance contracts with third party reinsurers. Ceded unearned premiums represent the unexpired portion of premiums ceded to reinsurers and are reported as an asset on the Company’s consolidated balance sheets.

Premiums collected in advance occur when the policyholder premium is paid in advance of the effective commencement period of the policy and are recorded as a liability on the Company’s consolidated balance sheets.

Stock-Based Compensation

Stock-Based Compensation:

The Company has accounted for stock-based compensation under the provisions of ASC Topic 718 – Stock Compensation, which requires the use of the fair-value based method to determine compensation for all arrangements under which employees and others receive shares of stock or equity instruments (stock options and common stock purchase warrants). The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model using assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. The fair value of each stock option award is recorded as compensation expense on a straight-line basis over the requisite service period, which is generally the period in which the stock options vest, with a corresponding increase to additional paid-in capital.

The Company has also issued restricted stock units (“RSUs”) to certain of its employees which have been accounted for as equity based awards since, upon vesting, they are required to be settled in the Company’s common shares. The Company used a Monte Carlo valuation model to estimate the fair value of these awards upon grant date as the vesting of these RSUs occurs solely upon market-based conditions. The fair value of each RSU is recorded as compensation expense over the derived service period, as determined by the valuation model. Should the market-based condition be achieved prior to the expiration of the derived service period, any unrecognized cost will be recorded as compensation expense in the period in which the RSUs actually vest.

Stock-Based Compensation:

The Company has accounted for stock-based compensation under the provisions of ASC Topic 718 – Stock Compensation which requires the use of the fair-value based method to determine compensation for all arrangements under which employees and others receive shares of stock or equity instruments (stock options and common stock purchase warrants). The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model using assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. The fair value of each stock option award is recorded as compensation expense on a straight-line basis over the requisite service period, which is generally the period in which the stock options vest, with a corresponding increase to additional paid-in capital.

The Company has also issued restricted stock units (“RSUs”) to certain of its employees which have been accounted for as equity based awards since, upon vesting, they are required to be settled in the Company’s common shares. The Company used a Monte Carlo valuation model to estimate the fair value of these awards upon grant date as the vesting of these RSUs occurs solely upon market-based conditions. The fair value of each RSU is recorded as compensation expense over the derived service period, as determined by the valuation model. Should the market-based condition be achieved prior to the expiration of the derived service period, any unrecognized cost will be recorded as compensation expense in the period in which the RSUs actually vest. See Note 11 for further disclosure.

Fair Value of Financial Instruments

Fair Value of Financial Instruments:

The carrying values of certain financial instruments, including cash, short-term investments, premiums receivable and accounts payable, approximate fair value due to their short-term nature. The Company measures the fair value of financial instruments in accordance with GAAP, which defines fair value as the exchange price that would be received for an asset (or paid to transfer a liability) in the principal or most advantageous market for the asset (or liability) in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Fair Value of Financial Instruments:

The carrying values of certain financial instruments, including cash, short-term investments, premiums receivable, accounts payable, and other accrued expenses approximate fair value due to their short-term nature. The Company measures the fair value of financial instruments in accordance with GAAP which defines fair value as the exchange price that would be received for an asset (or paid to transfer a liability) in the principal or most advantageous market for the asset (or liability) in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See Note 15 for further information on the fair value of the Company’s financial instruments.

Earnings (Loss) Per Common Share

Earnings Per Common Share:

Basic earnings per common share is computed using the weighted average number of shares outstanding during the respective period.

Diluted earnings per common share assumes conversion of all potentially dilutive outstanding stock options, warrants or other convertible financial instruments. Potential common shares outstanding are excluded from the calculation of diluted earnings per share if their effect is anti-dilutive.

Earnings (loss) Per Common Share:

Basic earnings (loss) per common share is computed using the weighted average number of shares outstanding during the respective period.

Diluted earnings (loss) per common share assumes conversion of all potentially dilutive outstanding stock options, warrants or other convertible financial instruments. Potential common shares outstanding are excluded from the calculation of diluted earnings (loss) per share if their effect is anti-dilutive.

Operating Segments	Operating Segments: The Company operates in a single segment – property and casualty insurance.	Operating Segments: The Company operates in a single segment – property and casualty insurance.